SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Advantage Variable Annuity

Seasons Elite Variable Annuity

Seasons Preferred Solution Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE ANNUITY ACCOUNT FIVE

Seasons Elite NY Variable Annuity

Seasons Select II NY Variable Annuity

American General Life Insurance Company (“AGL”) and The United States Life Insurance Company in the City of New York (“US Life”) are amending the Prospectus for the purpose of adding the following information.

Effective January 1, 2014, SunAmerica Asset Management Corp was renamed SunAmerica Asset Management, LLC (“SAAMCo”).

The variable portfolio’s managers have been changed as follows:

SELECT PORTFOLIOS	Multi-managed by:
Diversified Fixed Income	Wellington Management Company, LLP, PineBridge Investments LLC[1]

FOCUSED PORTFOLIOS	Multi-managed by:
Focus Value	J.P. Morgan Investment Management Inc., Northern Trust Investments, N.A.[2]

[1]	Effective on or about October 1, 2013, SunAmerica Asset Management, LLC is no longer a subadviser for the Diversified Fixed Income Portfolio.
[2]	Effective on or about November 1, 2013, Third Avenue Management, LLC is no longer a subadviser for the Focus Value Portfolio.

MARKETLOCK FEATURES EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit or if you purchased a contract between May 4, 2009 and May 31, 2010 and you elected the MarketLock For Life living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the “Extension”) depending on which MarketLock feature you elected at the time of purchase:

MarketLock Feature	Contract Purchase Dates
MarketLock Income Plus	May 4, 2009 - January 18, 2010
MarketLock For Life Plus	May 4, 2009 - January 18, 2010
MarketLock For Life	May 4, 2009 - May 31, 2010

If you purchased a contract prior to May 4, 2009 and you elected the MarketLock Income Plus living benefit, please refer to the supplement dated May 1, 2013 for the Extension parameters applicable to your contract.

In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you.

For information on the MarketLock Feature you elected at purchase, please see MarketLock Income Plus, MarketLock For Life Plus, or MarketLock For Life section under OPTIONAL LIVING BENEFITS in the prospectus.

How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee and the investment requirements if I elect the MarketLock Income Plus Extension?

If you elect MarketLock Income Plus Extension, the fee for the living benefit will be increased by 0.10% as follows:

Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	1.10%	1.20%
Two	1.35%	1.45%

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:

Option 1

At least 50% and up to 100% in one or more of the following:

SunAmerica Dynamic Allocation Portfolio

SunAmerica Dynamic Strategy Portfolio

Cash Management Portfolio

Up to 50% in one or more of the following Variable Portfolios:

Managed Allocation Balanced

Managed Allocation Moderate

Managed Allocation Moderate Growth

Option 2

25% SunAmerica Dynamic Allocation Portfolio and

25% SunAmerica Dynamic Strategy Portfolio and

50% in one of the following:

Strategic Allocation Balanced

Strategic Allocation Moderate

Strategic Allocation Moderate Growth

What is the fee and the investment requirements if I elect the MarketLock For Life Plus or MarketLock For Life Extension?

If you elect MarketLock For Life Plus Extension, the fee for the living benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:

Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.95%	1.20%
Two	1.25%	1.45%

If you elect MarketLock For Life Extension, the fee for the living benefit will be increased by 0.25% as follows:

Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.70%	0.95%
Two	0.95%	1.20%

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock For Life Plus or MarketLock For Life living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:

Option 1

At least 50% and up to 100% in one or more of the following:

SunAmerica Dynamic Allocation Portfolio

SunAmerica Dynamic Strategy Portfolio

Cash Management Portfolio

Up to 50% in one or more of the following Variable Portfolios:

Managed Allocation Balanced

Managed Allocation Moderate

Managed Allocation Moderate Growth

Option 2

25% SunAmerica Dynamic Allocation Portfolio and

25% SunAmerica Dynamic Strategy Portfolio and

50% in one of the following:

Strategic Allocation Balanced

Strategic Allocation Moderate

Strategic Allocation Moderate Growth

Option 3

At least 50% and up to 100% in one or more of the following:

SunAmerica Dynamic Allocation Portfolio

SunAmerica Dynamic Strategy Portfolio

Cash Management Portfolio

Up to 50% in accordance with the requirements outline in the table below:

Continued on the next page

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Non Restricted	Minimum 0% Maximum 50%

Premier Portfolios

Fidelity VIP Investment Grade Bond

Seasons Strategies

Balanced Growth Strategy

Conservative Growth Strategy

Growth Strategy

Moderate Growth Strategy

Select Portfolios

Cash Management Portfolio

Diversified Fixed Income Portfolio

Real Return Portfolio

Managed Allocation Portfolios

Allocation Balanced Portfolio

Allocation Moderate Portfolio

Allocation Moderate Growth Portfolio

DCA Fixed Accounts (if available)

6-Month DCA

1-Year DCA

2-Year DCA

Fixed Accounts

1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 7.5%

Premier Portfolios

American Funds Global Growth SAST

American Funds Growth SAST

American Funds Growth-Income SAST

Fidelity VIP Contrafund©

Fidelity VIP Equity-Income

Fidelity VIP Mid Cap

Fidelity VIP Overseas

T. Rowe Price Blue Chip Growth II

T. Rowe Price Equity Income II

Select Portfolios

Large Cap Growth Portfolio

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Value Portfolio

Small Cap Portfolio

International Equity Portfolio

Focused Portfolios

Focus Growth Portfolio

Focus Value Portfolio

Dated: May 1, 2014

Please keep this Supplement with your Prospectus